SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Stock Options Narrative (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Jun. 06, 2016 USD ($) shares	Jun. 06, 2016 € / shares	Jun. 19, 2015 USD ($) shares	Jun. 19, 2015 € / shares	Mar. 24, 2014 USD ($) $ / shares shares	Mar. 24, 2014 € / shares	Mar. 22, 2013	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary of Plan Activity [Line Items]
Share based compensation expense								$ 187,000	$ 211,000	$ 192,000
Stock options, excercises in period, intrinsic value									0
Tax benefits from exercise of stock options									0
Performance Unit Plan Year 2014
Summary of Plan Activity [Line Items]
Stock options granted (in shares) | shares					1,500,000
Stock options, excercises in period, intrinsic value										3,000
Tax benefits from exercise of stock options										1,000
Stock Options
Summary of Plan Activity [Line Items]
Share based compensation expense								1,000	1,000	1,000
Parent | Stock Option Plan 2016
Summary of Plan Activity [Line Items]
Stock options granted (in shares) | shares	600,000.0
Stock options granted, exercise price (in dollars and euros per share) | € / shares		€ 21.52
Vesting period	5 years
Weighted average grant date fair value (in dollars and euros per share) | € / shares		€ 1.85
Term/expiration period	10 years
Fair value assumptions, expected volatility rate	26.60%
Weighted average expected term	8 years 1 month 6 days
Fair value assumptions, risk expected dividend yield	6.49%
Fair value assumptions, risk free interest rate	0.33%
Fair value of options (net of expected forfeitures)	$ 1,000
Share based compensation expense								600
Parent | Stock Option Plan 2016 | Vesting tranche one
Summary of Plan Activity [Line Items]
Vesting percentage	33.33%
Parent | Stock Option Plan 2016 | Vesting tranche two
Summary of Plan Activity [Line Items]
Vesting percentage	33.33%
Parent | Stock Option Plan 2016 | Vesting tranche three
Summary of Plan Activity [Line Items]
Vesting percentage	33.33%
Parent | Stock Option Plan 2016 | Conditional Vesting Term
Summary of Plan Activity [Line Items]
Stock options granted (in shares) | shares	300,000.0
Parent | Stock Option Plan 2015
Summary of Plan Activity [Line Items]
Stock options granted (in shares) | shares			400,000.0
Stock options granted, exercise price (in dollars and euros per share) | € / shares				€ 22.90
Vesting period			5 years
Weighted average grant date fair value (in dollars and euros per share) | € / shares				€ 1.58
Term/expiration period			10 years
Fair value assumptions, expected volatility rate			23.68%
Weighted average expected term			8 years 2 months 12 days
Fair value assumptions, risk expected dividend yield			6.29%
Fair value assumptions, risk free interest rate			0.92%
Fair value of options (net of expected forfeitures)			$ 1,000
Share based compensation expense								0
Parent | Stock Option Plan 2015 | Vesting tranche one
Summary of Plan Activity [Line Items]
Vesting percentage			33.33%
Parent | Stock Option Plan 2015 | Vesting tranche two
Summary of Plan Activity [Line Items]
Vesting percentage			33.33%
Parent | Stock Option Plan 2015 | Vesting tranche three
Summary of Plan Activity [Line Items]
Vesting percentage			33.33%
Parent | Stock Option Plan 2015 Subject to Conditional Vesting
Summary of Plan Activity [Line Items]
Stock options granted (in shares) | shares			200,000.0
Parent | Stock Option Plan 2014
Summary of Plan Activity [Line Items]
Stock options granted (in shares) | shares					400,000.0
Stock options granted, exercise price (in dollars and euros per share) | € / shares						€ 18.68
Vesting period					5 years
Weighted average grant date fair value (in dollars and euros per share) | $ / shares					$ 2.89
Term/expiration period					10 years
Fair value assumptions, expected volatility rate					29.24%
Weighted average expected term					8 years 2 months 12 days
Fair value assumptions, risk expected dividend yield					6.38%
Fair value assumptions, risk free interest rate					1.54%
Fair value of options (net of expected forfeitures)					$ 1,000
Share based compensation expense								$ 200	200	300
Parent | Stock Option Plan 2014 | Vesting tranche one
Summary of Plan Activity [Line Items]
Vesting percentage					33.33%
Parent | Stock Option Plan 2014 | Vesting tranche two
Summary of Plan Activity [Line Items]
Vesting percentage					33.33%
Parent | Stock Option Plan 2014 | Vesting tranche three
Summary of Plan Activity [Line Items]
Vesting percentage					33.33%
Parent | Stock Option Plan 2014 | Conditional Vesting Term
Summary of Plan Activity [Line Items]
Stock options granted (in shares) | shares					200,000.0
Parent | Stock Option Plan 2013 | Vesting tranche one
Summary of Plan Activity [Line Items]
Vesting percentage							33.33%
Parent | Stock Option Plan 2013 | Vesting tranche two
Summary of Plan Activity [Line Items]
Vesting percentage							33.33%
Parent | Stock Option Plan 2013 | Vesting tranche three
Summary of Plan Activity [Line Items]
Vesting percentage							33.33%
Parent | AXA ADRs
Summary of Plan Activity [Line Items]
Stock options granted (in shares) | shares								0
Stock options granted, exercise price (in dollars and euros per share) | $ / shares								$ 0.00
Common stock, capital shares reserved for future issuance (in shares) | shares								22,974
Shares held in treasury at weighted average cost (in dollars per share) | $ / shares								$ 23.95
Parent | Performance Unit Plan Year 2014
Summary of Plan Activity [Line Items]
Share based compensation expense								$ 4,000	$ 4,000	$ 9,000
Parent | Stock Options
Summary of Plan Activity [Line Items]
Compensation cost not yet recognized								$ 1,000
Compensation cost, recognition period								3 years 2 months 19 days